Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2015	Year ended March 31, 2014
	$	$
Interest paid	(5,459)	(10,002)
Income taxes paid	11,502	(3,661)
Investment tax credit on research and development received	321,279	333,106